Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation - These unaudited condensed consolidated financial statements (“financial statements”) have been presented in United States dollars (“$” or “USD”) unless otherwise indicated and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”).

These financial statements and accompanying notes should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024. Management has evaluated all subsequent events through the date these financial statements were issued. In the opinion of management, these financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the financial position, results of operations and cash flows for these interim periods. The reports for the six months ended 30 June 2025 and 2024 are unreviewed, unaudited and do not constitute statutory accounts as defined by the Companies Act 2006.

Group Reorganisation and Basis of Consolidation

Group Reorganisation and Basis of Consolidation - On October 23, 2024, a group reorganisation was completed whereby RedCloud Holdings PLC became the new holding company of the group through a reverse takeover transaction. As a result of this reorganisation, the consolidated financial statements have been prepared using the predecessor method of accounting, as the transaction was a common control transaction under US GAAP. Accordingly, the financial information for periods prior to the reorganisation reflects the historical results of RedCloud Technologies Ltd, the accounting predecessor, as the consolidated group did not exist in its current form in the comparative period. The comparative information has not been restated to reflect the legal structure of the group post-reorganisation.

Going concern

Going concern - The Company has suffered recurring losses, working capital deficit and stockholders’ deficit that raise substantial doubt about its ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to utilize the resources in place to generate future profitable operations, to develop additional acquisition opportunities, and to obtain the necessary financing to meet its obligations and repay its liabilities arising from business operations when they come due.

The Company’s financial statements included have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company generated a net loss of $26,544,958 for the six months ended June 30, 2025, as compared to a net loss of $23,888,403 for the six months ended June 30, 2024.

REDCLOUD HOLDINGS PLC

NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 2 - Summary of significant accounting policies (continued)

As of June 30, 2025, the Company had a stockholders’ deficit of $8,004,374, working capital inflow of $3,953,540.38 and cash used in operating activities of $15,916,911.08. The largest component of current liabilities creating this working capital deficiency is by way of loans from a long-term shareholder.

Management believes the Company will be able to continue to develop new opportunities and will be able to obtain additional funds through debt and / or equity financings to facilitate its business strategy; however, there is no assurance of additional funding being available. These financial statements do not include any adjustments to the recorded assets or liabilities that might be necessary should the Company have to curtail or be unable to continue operations.

Concentration of credit risk

Concentration of credit risk - Cash and cash equivalents, and accounts receivable are potentially subject to credit risk. A substantial portion of the Company’s cash balance is held with a single financial institution in the United Kingdom at June 30, 2025. The Company believes the cash balances are highly liquid.

Revenue recognition

Revenue recognition - Historically, the Company’s revenue comes from a single product offering – the final value fees of sales that occurs on its ecommerce platform. In 2024, the Company also began recognizing revenue from data analytic services integrated into certain platform seller customer contracts. For discussion of the Company’s historical final value fees revenue recognition policy, see Note 2 of the December 31, 2024 consolidated financial statements.

For data analytic services, the Company enters integrated written contracts with platform sellers entitling the Company to a stated percentage of the platform seller’s sales on the Company’s ecommerce platform (“final value fees”). In addition, the Company provides data analytics to the platform seller of its offerings as well as data from the entire platform of all platform sellers. The Company concluded the combined offering is a single performance obligation as the data analytics portion is an insignificant portion of the combined offering value. The performance obligation is to connect buyers and sellers on the Company’s ecommerce platform.

As part of the agreement, the Company receives data from the platform seller that the Company uses as part of its overall data analytics population. The Company owes an amount to the platform seller customer based a stated percentage of the platform seller’s sales on the Company’s ecommerce platform. The Company accounts for this consideration payable to its customers on a gross basis within revenue and marketing and commissions on the statements of operations, as the Company conclude it receives a distinct benefit from the purchase of the platform seller’s data for use in the Company’s data analytics.

The Company recognizes revenue for this combined offering when it transfers control of promised goods or services to customers. The Company’s revenue for final value fees and the corresponding marketing and commission expense for the data analytics received is recognized at the point in time of platform seller sales on the ecommerce platform.

Revenue is recognized in an amount that reflects the consideration to which the Company expects to be entitled. Revenue is recognized net of any taxes collected, which the Company subsequently remits to governmental authorities. The Company invoices the platform sellers monthly, or net settles for revenue and the corresponding data analytics expense, based on the contracted percentage based final value fee of transaction activity occurring on the Company’s ecommerce platform. Payments are due from customers within 30 to 90 days.

Marketing and commissions costs

Marketing and commissions costs - The Company expenses the costs of advertisements in the period during which the advertising space or airtime is used to the caption Marketing and commissions costs on the statements of operations. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or on a straight-line basis over the term of the contract.

REDCLOUD HOLDINGS PLC

NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 2 - Summary of significant accounting policies (continued)

The Company’s voucher-based marketing program is designed to incentivize marketplace buyers at the point-of- sale by offering vouchers that can be applied to future purchases. Upon completing a transaction, marketplace buyers (which are not deemed to be the Company’s customers) receive vouchers based on predefined criteria at the discretion of the Company, such as transaction value or purchase type, which can be redeemed on subsequent purchases within a set time frame. The related expenses and liabilities are recognized in the period in which the voucher is redeemed at checkout, measured at the face value of the voucher being redeemed. The liability is recognized as a voucher payable on the consolidated balance sheet and within marketing and commissions expense on the statement of operations.

Marketing and commissions costs for the six months ended June 30, 2025 and 2024 amounted to $18,471,073 and $19,136,253, respectively.

Supplemental cash flow disclosures

Supplemental cash flow disclosures

There was $nil and $nil cash paid for interest expense in the six months ended June 30, 2025 and 2024, respectively.

There was $nil and $nil cash paid for income taxes in the six months ended June 30, 2025 and 2024, respectively.

As discussed in Note 11, in the six months ended June 30, 2025, the Company issued common shares of the Company to its existing shareholders and raised further capital through its IPO listing and share issue as per below:

	Common Stock		Additional Paid-In
	Shares	Amount	Capital
Balances, January 1, 2025	25,000,044	$65,280	$74,374,429
Reverse take-over	-	-	(12,609,377)
Common stock issued through IPO	4,444,445	11,580	20,290,650
Pref erence shares	1	63,905	-
Conversion of shareholder loan into common shares	14,782,149	38,776	66,977,524
Stock-based compensation	-	-	9,055,564
Extinguishment of Debt	-	-	341,850
IPO direct costs	-	-	(5,421,312)
Net loss	-	-	-
Foreign currency Translation adjustment, net of tax	-	-	-
Balances, June 30, 2025	44,226,639	$179,541	$153,009,329